UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1.                      Schedule of Investments.
Attached hereto.

LCM Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments
July 31, 2013 (unaudited)

Principal					Optional Call
Amount ~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 128.6%
	Convertible Bonds - 100.5%
	Auto Manufacturers - 4.0%
$2,704,000	Navistar International Corp.(i) (j)	CCC	3.000%	10/15/2014	N/A	$2,729,350
2,750,000	Tesla Motors, Inc.(i) (j)	NR	1.500%	06/01/2018	N/A	3,588,750
						6,318,100

	Auto Parts & Equipment - 1.1%
1,922,000	Meritor, Inc.(c) (j)	B-	4.000%	02/15/2027	02/15/19 @ 100	1,792,265

	Biotechnology - 5.8%
1,562,000	Cubist Pharmaceuticals, Inc.(j)	NR	2.500%	11/01/2017	N/A	3,444,210
366,000	Dendreon Corp.(j)	NR	2.875%	01/15/2016	N/A	267,638
1,250,000	Gilead Sciences, Inc., Series C(j)	A-	1.000%	05/01/2014	N/A	3,403,125
544,000	InterMune, Inc.(j)	NR	2.500%	12/15/2017	N/A	771,800
1,132,000	Merrimack Pharmaceuticals, Inc.	NR	4.500%	07/15/2020	N/A	1,171,186
						9,057,959

	Building Materials - 0.4%
513,000	Cemex SAB de CV (Mexico)	NR	4.875%	03/15/2015	N/A	615,600

	Coal - 4.1%
5,256,000	Alpha Appalachia Holdings, Inc.(j)	B	3.250%	08/01/2015	N/A	4,924,215
1,677,000	Alpha Natural Resources, Inc.(j)	B-	2.375%	04/15/2015	N/A	1,563,802
						6,488,017

	Computers - 2.0%
1,953,000	EMC Corp., Series B(j)	A	1.750%	12/01/2013	N/A	3,188,282

	Diversified Financial Services - 1.9%
1,600,000	HKEx International Ltd. (Hong Kong)	NR	0.500%	10/23/2017	N/A	1,680,000
HKD 10,000,000	Tong Jie Ltd., Series 363 (British Virgin Islands)(b)	NR	0.000%	02/18/2018	N/A	1,282,985
						2,962,985

	Electric - 0.4%
CNY 2,300,000	China Power International Development Ltd. (Hong Kong)	NR	2.250%	05/17/2016	N/A	593,867

	Electrical Components & Equipment - 2.1%
JPY 300,000,000	Nidec Corp. (Japan)(b)	NR	0.000%	09/18/2015	N/A	3,285,039

	Electronics - 0.8%
1,250,000	TPK Holding Co. Ltd., Series REGS (Cayman Islands)(b)	NR	0.000%	10/01/2017	N/A	1,331,250

	Food - 0.6%
GBP 550,000	J Sainsbury PLC (United Kingdom)	NR	4.250%	07/16/2014	N/A	927,633

	Gas - 0.9%
1,250,000	ENN Energy Holdings Ltd. (Cayman Islands)(b)	NR	0.000%	02/26/2018	N/A	1,398,437

	Hand & Machine Tools - 1.5%
JPY 105,000,000	Disco Corp. (Japan)(b)	NR	0.000%	12/16/2014	N/A	1,215,953
JPY 90,000,000	OSG Corp. (Japan)(b)	NR	0.000%	04/04/2022	N/A	1,108,586
						2,324,539

	Health Care Products - 9.1%
2,360,000	HeartWare International, Inc.(j)	NR	3.500%	12/15/2017	N/A	2,899,850
HKD 29,000,000	Hengan International Group Co. Ltd. (Cayman Islands)(b)	NR	0.000%	06/27/2018	N/A	3,851,535
687,000	Hologic, Inc., Series 2010(c) (d) (j)	B+	2.000%	12/15/2037	12/15/16 @ 100	810,230
2,500,000	Hologic, Inc.(c) (g)	B+	2.000%	12/15/2037	12/15/13 @ 100	2,514,075
2,596,000	Hologic, Inc., Series 2012(c) (e) (j)	B+	2.000%	03/01/2042	03/06/18 @ 100	2,774,475
1,465,000	Volcano Corp.(j)	NR	1.750%	12/01/2017	N/A	1,399,075
						14,249,240

	Health Care Services - 1.9%
1,855,000	LifePoint Hospitals, Inc.(j)	B	3.500%	05/15/2014	N/A	2,035,863
829,000	Molina Healthcare, Inc.(a) (j)	NR	1.125%	01/15/2020	N/A	912,418
						2,948,281

	Home Builders - 2.6%
1,026,000	Lennar Corp.(a) (j)	BB-	2.000%	12/01/2020	12/01/13 @ 100	1,292,760
1,536,000	Ryland Group, Inc.	BB-	1.625%	05/15/2018	N/A	2,179,200
616,000	Toll Brothers Finance Corp.(a)	BB+	0.500%	09/15/2032	09/15/17 @ 100	619,080
						4,091,040

	Home Furnishings - 1.4%
JPY 100,000,000	Sony Corp. (Japan)(b)	NR	0.000%	11/30/2017	N/A	2,204,768

	Household Products & Housewares - 0.9%
1,381,000	Jarden Corp.(a) (j)	B	1.500%	06/15/2019	N/A	1,422,430

	Insurance - 1.9%
2,137,000	Radian Group, Inc.	B-	3.000%	11/15/2017	N/A	3,046,561

	Internet - 3.6%
1,000,000	Equinix, Inc.(j)	B+	3.000%	10/15/2014	N/A	1,628,125
1,746,000	priceline.com, Inc.(i) (j)	BBB	1.000%	03/15/2018	N/A	2,093,017
2,000,000	WebMD Health Corp.(j)	NR	2.500%	01/31/2018	N/A	1,955,000
						5,676,142

	Investment Companies - 1.4%
2,152,000	Ares Capital Corp.(a)	BBB	4.375%	01/15/2019	N/A	2,138,550

	Lodging - 1.4%
1,888,000	MGM Resorts International(i) (j)	B+	4.250%	04/15/2015	N/A	2,205,420

	Machinery-Diversified - 2.6%
JPY 200,000,000	Ebara Corp., Series 6 (Japan)(b)	NR	0.000%	03/19/2018	N/A	2,633,237
JPY 100,000,000	IHI Corp. (Japan)(b)	NR	0.000%	03/29/2016	N/A	1,518,733
						4,151,970

	Mining - 6.2%
3,800,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.000%	12/31/2014	N/A	4,173,350
2,207,000	Newmont Mining Corp., Series B(j)	BBB+	1.625%	07/15/2017	N/A	2,442,873
3,318,000	Royal Gold, Inc.(j)	NR	2.875%	06/15/2019	N/A	3,212,239
						9,828,462

	Miscellaneous Manufacturing - 0.7%
JPY 100,000,000	Nikkiso Co. Ltd., Series 6376 (Japan)(b)	NR	0.000%	08/02/2018	N/A	1,109,639

	Oil & Gas - 2.3%
4,058,000	Chesapeake Energy Corp.(j)	BB-	2.250%	12/15/2038	12/15/18 @ 100	3,560,895

	Oil & Gas Services - 2.7%
1,923,000	Hornbeck Offshore Services, Inc.(a) (j)	BB-	1.500%	09/01/2019	N/A	2,324,426
EUR 1,500,000	Technip SA, Series TEC (France)	BBB+	0.500%	01/01/2016	N/A	1,964,767
						4,289,193

	Pharmaceuticals - 8.5%
1,471,000	Auxilium Pharmaceuticals, Inc.(j)	NR	1.500%	07/15/2018	N/A	1,492,146
702,000	Isis Pharmaceuticals, Inc.(a) (j)	NR	2.750%	10/01/2019	N/A	1,293,435
1,100,000	Medivation, Inc.(j)	NR	2.625%	04/01/2017	N/A	1,526,937
1,600,000	Salix Pharmaceuticals Ltd.(j)	NR	1.500%	03/15/2019	N/A	2,053,000
JPY 235,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(b)	NR	0.000%	09/17/2015	N/A	3,112,666
1,445,000	Shire PLC, Series SHP (Jersey)	NR	2.750%	05/09/2014	N/A	1,699,320
1,886,000	Vivus, Inc.(a)	NR	4.500%	05/01/2020	N/A	2,206,620
						13,384,124

	Real Estate - 3.4%
SGD 3,750,000	CapitaLand Ltd., Series REGS (Singapore)	NR	1.850%	06/19/2020	N/A	2,806,723
2,631,000	Forest City Enterprises, Inc.(a)	BB-	3.625%	08/15/2020	08/15/18 @ 100	2,598,603
						5,405,326

	Real Estate Investment Trusts - 3.5%
1,029,000	BioMed Realty, LP(a)	NR	3.750%	01/15/2030	01/21/15 @ 100	1,257,309
GBP 900,000	Derwent London Capital No. 2 Jersey Ltd., Series DLN (Jersey)	BBB	1.125%	07/24/2019	N/A	1,372,475
1,000,000	SL Green Operating Partnership, LP(a) (j)	BB+	3.000%	10/15/2017	N/A	1,228,750
1,500,000	Starwood Property Trust, Inc.	BB-	4.000%	01/15/2019	N/A	1,591,875
						5,450,409

	Semiconductors - 6.3%
3,045,000	Advanced Micro Devices, Inc.(j)	B	6.000%	05/01/2015	N/A	3,153,478
1,014,000	Micron Technology, Inc.(i)	BB-	1.875%	06/01/2014	N/A	1,135,680
1,816,000	Micron Technology, Inc., Series A(i) (j)	NR	1.500%	08/01/2031	08/05/15 @ 100	2,601,420
2,800,000	SK Hynix, Inc. (South Korea)	NR	2.650%	05/14/2015	N/A	3,057,600
						9,948,178

	Software - 8.0%
1,732,000	Allscripts Healthcare Solutions, Inc.(a)	NR	1.250%	07/01/2020	N/A	1,958,242
699,000	Cornerstone OnDemand, Inc.(a) (j)	NR	1.500%	07/01/2018	N/A	740,940
1,676,000	Electronic Arts, Inc.(j)	NR	0.750%	07/15/2016	N/A	1,844,648
3,677,000	Nuance Communications, Inc.(j)	BB-	2.750%	08/15/2027	08/20/14 @ 100	4,256,128
3,333,000	Salesforce.com, Inc.(a) (j)	BB	0.250%	04/01/2018	N/A	3,320,501
500,000	Take-Two Interactive Software, Inc.	NR	1.000%	07/01/2018	N/A	527,500
						12,647,959

	Telecommunications - 6.5%
1,089,000	Ciena Corp.(j)	B	0.875%	06/15/2017	N/A	1,060,414
2,408,000	Ciena Corp.(a) (j)	B	3.750%	10/15/2018	N/A	3,261,335
3,606,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a) (j)	NR	8.250%	12/01/2040	12/01/17 @ 100	4,011,675
JPY 100,000,000	KDDI Corp. (Japan)(b)	NR	0.000%	12/14/2015	N/A	1,922,627
						10,256,051

	Total Convertible Bonds - 100.5%
	(Cost $149,717,481)					158,298,611

	Corporate Bonds - 6.3%
	Diversified Financial Services - 0.4%
$607,000	SLM Corp., Series MTN	BBB-	3.875%	09/10/2015	N/A	621,416

	Household Products & Housewares - 1.9%
2,815,000	Reynolds Group Issuer, Inc.	CCC+	8.500%	05/15/2018	05/15/14 @ 104	2,941,675

	Lodging - 1.1%
1,213,537	Inn of the Mountain Gods Resort & Casino(a) (f) (j)	NR	1.250%	11/30/2020	10/01/13 @ 100	1,149,827
500,000	MTR Gaming Group, Inc.(j)	B-	11.500%	08/01/2019	08/01/15 @ 106	528,750
						1,678,577

	Media - 1.1%
1,650,000	Media General, Inc.(j)	B+	11.750%	02/15/2017	02/15/14 @ 106	1,831,500

	Mining - 0.5%
715,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (j)	B+	6.875%	02/01/2018	02/01/14 @ 105	731,981

	Oil & Gas - 1.3%
500,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(j)	B	9.625%	10/15/2018	10/15/14 @ 105	527,500
1,578,000	Lightstream Resources Ltd. (Canada)(a)	CCC+	8.625%	02/01/2020	02/01/16 @ 104	1,546,440
						2,073,940

	Total Corporate Bonds - 6.3%
	(Cost $9,867,994)					9,879,089

Number
of Shares	Description					Value

	Convertible Preferred Stock - 4.1%
	Insurance - 0.8%
$ 20,626	MetLife, Inc.(j)	BBB-	5.000%	03/26/2014		$ 1,176,920

	Iron & Steel - 2.2%
165,163	ArcelorMittal, Series MTUS (Luxembourg)(i) (j)	B+	6.000%	01/15/2016		3,512,290

	Telecommunications - 1.1%
1,824	Lucent Technologies Capital Trust I	CCC-	7.750%	03/15/2017		1,793,448

	Total Convertible Preferred Stocks - 4.1%
	(Cost $6,851,102)					6,482,658

	Common Stocks - 17.3%
	Auto Manufacturers - 1.4%
61,700	General Motors Co.(h) (i) (j)					2,213,179

	Banks - 4.4%
299,800	Mitsubishi UFJ Financial Group, Inc. (Japan)					1,831,933
914,600	Mizuho Financial Group, Inc. (Japan)					1,887,691
50,000	Morgan Stanley(i) (j)					1,360,500
41,500	Sumitomo Mitsui Financial Group, Inc. (Japan)					1,892,405
						6,972,529

	Biotechnology - 1.3%
8,000	Alexion Pharmaceuticals, Inc.(h) (i) (j)					929,840
100,000	Amarin Corp. PLC - ADR (United Kingdom)(h) (i) (j)					546,000
76,532	Harvard Bioscience, Inc.(h) (j)					409,446
10,000	NPS Pharmaceuticals, Inc.(h)					180,100
						2,065,386

	Commercial Services - 0.3%
25,800	Park24 Co. Ltd. (Japan)					473,216

	Computers - 0.3%
40,491	Dell, Inc.					513,021

	Health Care Services - 0.5%
27,000	Brookdale Senior Living, Inc.(h) (j)					786,240

	Insurance - 1.2%
40,000	American International Group, Inc.(i) (j)					1,820,400

	Media - 0.6%
21,698	DISH Network Corp., Class A (h)					968,816

	Miscellaneous Manufacturing - 0.4%
23,900	FUJIFILM Holdings Corp. (Japan)					523,173

	Pharmaceuticals - 3.2%
27,000	BioMarin Pharmaceutical, Inc.(h) (i) (j)					1,745,550
15,000	Onyx Pharmaceuticals, Inc.(h) (i) (j)					1,969,500
7,000	Pharmacyclics, Inc.(h) (i) (j)					760,410
40,000	Vivus, Inc.(h)					592,400
						5,067,860

	Retail - 2.6%
87,500	Aeropostale, Inc.(h) (i) (j)					1,323,875
50,000	JC Penney Co., Inc.(h) (i) (j)					730,000
20,000	Lululemon Athletica, Inc.(h) (i) (j)					1,391,400
7,500	Tiffany & Co. (i) (j)					596,325
						4,041,600

	Telecommunications - 1.1%
25,000	T-Mobile US, Inc.(i)					602,750
39,378	Vodafone Group PLC, ADR (United Kingdom) (j)					1,179,371
						1,782,121

	Total Common Stocks - 17.3%
	(Cost $25,718,639)					27,227,541

	Warrants - 0.4%
159,000	MannKind Corp., expiring 02/08/2016(h) (j)					548,550
	(Cost $70,560)

	Total Long-Term Investments - 128.6%
	(Cost $192,225,776)					202,436,449

Contracts (100 shares per contract)	Options Purchased (h)		Expiration Date	Exercise Price		Value
	Call Options Purchased - 0.3%
200	American International Group, Inc.		August 2013	$52.50		$600
10,000	iShares MSCI Emerging Markets ETF(i)		September 2013	$43.00		100,000
500	NetApp, Inc.		August 2013	$44.00		20,000
2,000	Nokia OYJ		August 2013	$5.00		2,000
600	Onyx Pharmaceuticals, Inc.		August 2013	$135.00		138,000
1,568	Onyx Pharmaceuticals, Inc.		August 2013	$140.00		188,160
400	ViroPharma, Inc.		August 2013	$35.00		55,600
850	Vivus, Inc.		August 2013	$15.00		59,500
	(Cost $702,574)					563,860

	Put Options Purchased - 0.6%
500	General Cable Corp.		September 2013	$29.00		48,750
2,000	iShares Russell 2000 ETF		August 2013	$102.00		42,000
2,000	SPDR S&P 500 ETF Trust(i)		September 2013	$164.00		366,000
2,000	SPDR S&P 500 ETF Trust(i)		September 2013	$165.00		408,000
200	Tesla Motors, Inc.		January 2014	$85.00		92,000
	(Cost $1,227,352)					956,750
	Total Options Purchased - 0.9%
	(Cost $1,929,926)					1,520,610

	Total Investments - 129.5%
	(Cost $194,155,702)					203,957,059
	Other Assets in excess of Liabilities - 3.9%					6,141,552
	Total Value of Options Written - (1.7%) (Premiums received $2,404,915)					(2,644,536)
	Borrowings - (31.7% of Net Assets or 24.5% of Total Investments)					(50,000,000)
	Net Assets - 100.0%					$ 157,454,075

ADR - American Depositary Receipt
CNY - Chinese Renminbi
EUR - Euro
GBP - Pound Sterling
HKD - Hong Kong Dollar
JPY - Japanese Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
OYJ - Public Traded Company
PLC - Public Limited Company
Pty - Proprietary
SA - Corporation
SAB de CV - Publicly Traded Company
SGD - Singapore Dollar

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2013, these securities amounted to $34,015,322, which represents 21.6% of net assets.

(b)	Zero coupon bond.
(c)	Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. The rate shown reflects the rate in effect at July 31, 2013.
(d)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(e)	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
(f)	The issuer of this security will make interest payments of 1.250% payment-in-kind shares until first out notes are repaid. Thereafter, 2.250% payment-in-kind shares and 11.875% in cash.
(g)	Security becomes an accreting bond after December 15, 2013 with a 2.00% principal accretion rate.
(h)	Non-income producing security.
(i)	All or a portion of this security is segregated as collateral (or potential collateral for future transactions) for written options.
(j)
All or a portion of this security has been physically segregated in connection with the line of credit and forward exchange currency contracts.  As of July 31, 2013, the total amount segregated was $110,490,966.

Contracts (100 shares per contract)		Call Options Written (a)	Expiration Month	Exercise Price	Market Value
875		Aeropostale, Inc.	January 2014	$ 18.00	$(70,000)
80		Alexion Pharmaceuticals, Inc.	January 2014	120.00	(73,600)
1,000		Amarin Corp PLC	January 2014	8.00	(90,000)
600		American International Group, Inc.	November 2013	52.50	(38,400)
922		ArcelorMittal	January 2014	14.00	(68,689)
270		BioMarin Pharmaceutical, Inc.	January 2014	80.00	(37,800)
617		General Motors Co.	December 2013	39.00	(74,657)
10,000		iShares MSCI Emerging Markets ETF	September 2013	44.00	(40,000)
500		JC Penney Co., Inc.	August 2013	20.00	(1,000)
200		Lululemon Athletica, Inc.	January 2014	75.00	(84,000)
924		MGM Resorts International	January 2015	17.00	(254,562)
1,024		Micron Technology, Inc.	October 2013	15.00	(79,872)
1,026		Micron Technology, Inc.	January 2014	15.00	(130,302)
500		Morgan Stanley	January 2014	30.00	(48,500)
242		Navistar International Corp.	January 2014	39.00	(58,080)
150		Onyx Pharmaceuticals, Inc.	January 2014	145.00	(30,000)
70		Pharmacyclics, Inc.	January 2014	115.00	(105,350)
16		priceline.com, Inc.	January 2014	875.00	(108,224)
130		Tesla Motors, Inc.	January 2014	105.00	(494,000)
100		Tesla Motors, Inc.	January 2014	125.00	(262,000)
75		Tiffany & Co.	January 2014	85.00	(23,625)
250		T-Mobile US, Inc.	November 2013	27.00	(29,875)
		Total Value of Call Options Written			(2,202,536)
		(Premiums received $(1,896,715))

		Put Options Written
2,000		SPDR S&P 500 ETF Trust	September 2013	159.00	(186,000)
2,000		SPDR S&P 500 ETF Trust	September 2013	161.00	(256,000)
		Total Value of Put Options Written			(442,000)
		(Premiums received $(508,200))

		Total Value of Options Written
		(Premiums received $(2,404,915))			$(2,644,536)

	(a)	Non-income producing security.

Country Breakdown as a % of Long-Term Investments
United States	70.8%
Japan	12.2%
Luxembourg	3.8%
Cayman Islands	3.3%
Jersey	1.5%
South Korea	1.5%
Singapore	1.4%
United Kingdom	1.3%
Hong Kong	1.1%
France	1.0%
Canada	0.8%
British Virgin Islands	0.6%
Australia	0.4%
Mexico	0.3%
Subject to change daily.

At July 31, 2013, the following forward exchange currency contracts were outstanding:

Forward Exchange Currency Contracts
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 7/31/2013	Net Unrealized Appreciation (Depreciation)
EUR	1,498,000
for USD	1,999,650	The Bank of New York Mellon	9/19/2013	$1,999,650	$1,989,470	$10,180
GBP	2,105,000
for USD	3,259,758	The Bank of New York Mellon	9/19/2013	3,259,758	3,190,180	69,578
JPY	3,042,000,000
for USD	31,884,317	The Bank of New York Mellon	9/19/2013	31,884,317	30,936,872	947,445
SGD	3,544,000
for USD	2,827,487	The Bank of New York Mellon	9/19/2013	2,827,487	2,781,986	45,501
						1,072,704

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value at 7/31/2013	Net Unrealized Appreciation (Depreciation)
GBP	591,000
for USD	901,077	The Bank of New York Mellon	9/19/2013	$901,077	$895,675	$(5,402)
JPY	110,250,000
for USD	1,100,959	The Bank of New York Mellon	8/2/2013	1,100,959	1,120,940	19,981
JPY	551,000,000
for USD	5,695,244	The Bank of New York Mellon	9/19/2013	5,695,244	5,603,621	(91,623)
						(77,044)

		Total unrealized appreciation on forward exchange currency contracts				$995,660

At July 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$194,981,744	$13,997,454	$(5,022,139)	$8,975,315	$756,039

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded.
Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.
Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type.
If sufficient market activity is limited or does not exist, the pricing providers or broker dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Exchange-traded funds are valued at the last sales price or official closing price on the exchange where the security is principally traded. The swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.
Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees ("Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security's (or asset's) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likley to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v)
quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and
(viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security.) There were no securities fair valued in accordance with such procedures established by the Trustees at July 31, 2013.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguished between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions
(unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates;
prepayment spread; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended July 31, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of July 31, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

(Value in $000s)

Assets:
Convertible Bonds	$-	$158,299	$-	$158,299
Convertible Preferred Stocks:
Insurance	1,177	-		1,177
Iron & Steel	3,512	-	-	3,512
Telecommunications	-	1,793	-	1,793
Common Stocks	27,228	-	-	27,228
Corporate Bonds	-	9,879	-	9,879
Warrants		548	-	548
Options Purchased	1,521	-	-	1,521
Foreign Exchange Currency Contracts	-	1,073	-	1,073
Total	$33,438	$171,592	$-	$205,030

Liabilities:
Options Written	$2,645	$-	$-	$2,645
Foreign Exchange Currency Contracts	-	77	-	77
Total	$2,645	$77	$-	$2,722

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

During the period ended July 31, 2013, there were no transfers between Levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 26, 2013

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 26, 2013